UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21253

Pennsylvania Avenue Funds

(Exact name of registrant as specified in charter)

260 Water St ,  Brooklyn, NY  11201

(Address of principal executive offices) (Zip code)

Registrant’s telephone number, including area code:(202) 294-8887

Date of fiscal year end: 12/31

Date of reporting period: 03/31/2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

	Pennsylvania Avenue Fund
	Schedule of Investments
	March 31, 2009 (Unaudited)

Shares		Value

COMMON STOCKS - 62.99%

Apparel, Footwear & Accessories - 0.49%
5,000	Heelys, Inc. *	8,550
	TOTAL APPAREL, FOOTWEAR & ACCESSORIES	8,550

Business Services - 2.65%
7,501	Computer Task Group, Inc. *	25,878
3,976	Infousa, Inc. *	16,540
4,000	Ipass, Inc. *	4,000
	TOTAL BUSINESS SERVICES	46,418

Chemicals & Allied Products - 2.02%
6,500	Huntsman Corp.	20,345
167,850	Inyx, Inc. *	0
600,000	MZT Holdings, Inc. *	15,000
	TOTAL CHEMICALS & ALLIED PRODUCTS	35,345

Communications - 13.73%
28,953	3Com Corp. *	89,465
4,000	Centennial Communications Corp. *	33,040
1,695	Compania Anonima Nacional Telefonos *	18,221
2,340	Embarq Corp.	88,569
1,050	Warwick Valley Telephone Co.	11,540
	TOTAL COMMUNICATIONS	240,835

Electric, Gas & Sanitary Services - 2.49%
13,720	Pinnacle Gas Resources, Inc. * +	3,691
2,018	Sunpower Corp. Class-B * +	39,956
	TOTAL ELECTRIC, GAS & SANITARY SERVICES	43,647

Electronic & Other Electric Equipment - 5.06%
3,482	Bel Fuse, Inc. Class-B +	46,798
65,000	Computer Horizons Corp. *	20,800
10,000	En Pointe Technologies, Inc. *	20,600
28,991	Three Five Systems, Inc. *	464
	TOTAL ELECTRONIC & OTHER ELECTRIC EQUIPMENT	88,662

Finance, Insurance & Real Estate - 17.30%
1,363	American Community Properties Trust	6,952
4,302	Cowlitz Bancorp. *	14,670
1,400	FE Real Estate & Entertainment, Inc. *	225
2,500	First Intercontenental Bank *	10,448
525	First National Bancshares, Inc. *	903
3,700	Sobieski Bancorp, Inc. *	925
4,000	Stoneleigh Partners Acquisition Corp. *	31,640
10,052	Thinkorswim Group, Inc. * +	86,849
66,385	Wilshire Enterprise, Inc. *	80,990
	TOTAL FINANCE, INSURANCE & REAL ESTATE	233,602

Healthcare - 6.92%
28,000	Cadus Corp. *	39,645
3,469	Schering-Plough Corp. +	81,695
	TOTAL HEALTHCARE	121,340

Industrial Organic Chemicals - 0.76%
2,300	Nova Chemicals Corp.	13,248
	TOTAL INDUSTRIAL ORGANIC CHEMICALS	13,248

Meat Products - 0.67%
6,700	Cagles, Inc. Class-A	11,725
	TOTAL MEAT PRODUCTS	11,725

Packaging & Containers - 0.08%
3,500	Intertape Polymer Group, Inc. *	1,470
	TOTAL PACKAGING & CONTAINERS	1,470

Personal Products - 1.98%
6,930	CCA Industries, Inc.	20,028
3,216	Zygo Corp. *	14,761
	TOTAL PERSONAL PRODUCTS	34,789

Printing & Publishing - 2.99%
25,920	Merisel, Inc. *	14,256
5,000	TM Entertainment & Media, Inc. *	38,150
	TOTAL PRINTING & PUBLISHING	52,406

Retail Trade - 0.23%
900	Pep Boys-Manny, Moe & Jack	3,969
	TOTAL RETAIL TRADE	3,969

Services - 4.79%
7,000	CKX, Inc. *	28,700
20,000	Corrpro Co., Inc. *	28,124
10,000	Image Entertainment, Inc. *	12,900
994	Mac-Gray Corp. *	5,268
15,000	Trans World Entertainment Corp. *	9,000
	TOTAL SERVICES	83,992

Technical & System Software - 0.86%
25,000	Network 1 Security Solutions, Inc. *	15,000
	TOTAL TECHNICAL & SYSTEM SOFTWARE	15,000

TOTAL FOR COMMON STOCKS (Cost $2,055,418) - 62.99%		$ 1,034,998

BONDS - 2.68%
200,000	Beazer Homes USA 6.875% 07/15/2015	45,077
3,928	United Airlines EETC Ser. 00-2 7.811% 12/01/2009	1,874

TOTAL FOR BONDS (Cost $154,689) - 2.68%		$ 46,951

ESCROWED RIGHTS - 0.00%
10,000	China Healthcare Acquisition Corp. *	0
15,000	Lev Pharmaceuticals ESCROW	0
20,000	Mirant Corp. ESCROW	0
2,100	Pearson PLC ESCROW	0
200	Petrolcorp, Inc. ESCROW	0

TOTAL FOR ESCROWED RIGHTS (Cost $0) - 0.00%		$ 0

PERFERRED STOCKS - 2.95%

1,000	Fannie Mae Preferred Series F	710
864	JP Morgan Preferred 5.490% +	30,888
3,000	US Bancorp Float Rate Shares	36,000
2,000	Volkswagen AG Preferred ADR	20,061
2,000	Wachovia Cap Trust 6.375%	28,320
1,000	Washington Mutual UT	5,500

TOTAL FOR PREFERRED STOCKS (Cost $59,408) - 2.95%		$ 121,479

CALL OPTIONS - 0.53%

Underlying Security
Expiration Date/Exercise Price

Shares Subject
to Call

	Nova Chemicals Corp.
3,000	May 2009 Call @ 2.50	$ 9,300

	Total (Premiums Paid $9,930) - 0.53%	$ 9,300

SHORT TERM INVESTMENTS - 6.42%
112,562	Huntington Treasury Money Market IV 0.02% ** (Cost $112,562)	112,562

TOTAL INVESTMENTS (Cost $2,392,007) - 75.56%		$ 1,325,290

OTHER ASSETS LESS LIABILITES - 24.44%		428,560

NET ASSETS - 100.00%		$ 1,753,850

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at March 31, 2009.
+ Pledged as collateral for securities sold short

NOTES TO FINANCIAL STATEMENTS
Pennsylvania Avenue Fund
1. SECURITY TRANSACTIONS

At March 31, 2009, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $2,392,007 amounted to $962,968, which consisted of aggregate gross unrealized appreciation of $195,955 and aggregate gross unrealized depreciation of $1,158,922.

2. NEW ACCOUNTING PRONOUNCEMENTS

The  Fund  adopted Financial Accounting Standards Board Statement of Financial Accounting Standards  No. 157, Fair Value Measurements ("FAS 157"), effective January 1, 2008. In  accordance with  FAS 157,  fair value is defined as the price  that  the Fund would receive to sell an asset or pay to transfer a liability  in  an orderly transaction between market participants at the measurement date.  FAS 157 also establishes a framework for measuring fair value, and a three-level  hierarchy  for fair value measurements based upon the transparency  of  inputs  to  the valuation of an asset or liability.  Inputs may be observable  or  unobservable  and refer broadly to the assumptions that market participants  would  use  in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability  based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based  on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant  to  the  overall valuation. The three-tier hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The  inputs  or methodology used for valuing securities are not necessarily an indication of  the risk associated with investing in those securities. Money market securities are valued using amortized cost, in accordance with rules under  the  Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained  from a quoted price in an active market, such securities are reflected as Level 2.

The following table summarizes the valuation of the Fund's investments by the above fair value hierarchy levels as of March 31, 2009:

		INVESTMENT	OTHER
		IN	FINANCIAL
		SECURITIES	INSTRUMENTS*
======================================================================================================
Level 1 - Quoted prices		$ 1,278,339	$ -
Level 2 - Other significant observable inputs		46,951	-
Level 3 - Significant unobservable inputs		-	-
Total		$ 1,325,290	$ -

*Other  financial  instruments are derivative instruments not reflected in the Portfolio  of Investments, such as futures forwards and swap contracts, which  are valued at the unrealized appreciation/depreciation on the instrument.

	Pennsylvania Avenue Fund
	Schedule of Securities Sold Short
	March 31, 2009 (Unaudited)

Shares		Value

SECURITIES SOLD SHORT

ELECTRIC, GAS & SANITARY SERVICES
2,000	Sunpower Corp. Class-A	47,560
	TOTAL ELECTRIC, GAS & SANITARY SERVICES	47,560

FINANCE, INSURANCE & REAL ESTATE
4,000	TD Ameritrade Holding Corp.	55,240
3,000	US Bancorp 7.875% Preferred 04/15/2013	56,730
	TOTAL FINANCE, INSURANCE & REAL ESTATE	111,970

HEALTHCARE
2,000	Merck & Co., Inc.	53,500
	TOTAL HEALTHCARE	53,500

MANUFACTURING
400	Volkswagen AG ADR	24,560
	TOTAL MANUFACTURING	24,560

MISCELLANEOUS ELECTRICAL MACHINERY
3,000	Electro Scientific Industries, Inc.	17,760
	TOTAL MISCELLANEOUS ELECTRICAL MACHINERY	17,760

TELEPHONE COMMUNICATIONS
3,000	Century Telephone Enterprises, Inc.	84,360
	TOTAL TELEPHONE COMMUNICATIONS	84,360

TOTAL FOR SECURITIES SOLD SHORT (Cost $443,460)		$ 339,710

ADR - American Depository Receipt

Item 2. Controls and Procedures.

(a) Thomas Kirchner, the President of the Pennsylvania Avenue Funds (the "Fund"), has concluded that the Fund’s disclosure controls and provide reasonable assurances that material information relating to the Fund is made known to him, based on his evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) None.

Item 3. Exhibits.

The certification is attached as an exhibit hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Pennsylvania Avenue Funds

By /s/ THOMAS KIRCHNER

Thomas Kirchner, President

Date May 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ THOMAS KIRCHNER

Thomas Kirchner, President

Date May 29, 2009